Stock-Based Compensation - Employee Stock Purchase Plan (Details) - Employee Stock Purchase Plan	12 Months Ended
Dec. 31, 2021 shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Price of the common stock purchased as percentage of fair market value of common stock	85.00%
Shares outstanding (in shares)	1.00%
Grant of equity awards authorized	214,069
Stock options available for grant	186,825
Shares issued under ESPP	27,244